The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Masters International Equity Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 22, 2011 (Accession No. 0001193125-11-254242), which is incorporated herein by reference.